Right-of-Use Assets and Lease Liability (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Leases [Abstract]
Schedule of Operating Lease Cost	Our operating lease cost is as follows:
	For the Three Months Ended September 30,	For the Nine Months Ended September 30,
	2020	2020
Operating lease cost	$85,492	$256,475
Our operating lease cost is as follows:
For the Year Ended December 31, 2019
Operating lease cost	$341,966

Schedule of Supplemental Cash Flow Information Related to Operating Lease

Supplemental cash flow information related to our operating lease is as follows:

	For the Three Months Ended September 30,	For the Nine Months Ended September 30,
	2020	2020
Operating Cash Flow Information:
Cash paid for amounts in the measurement of lease liabilities	$85,416	$256,248

Supplemental cash flow information related to our operating lease is as follows:

For the Year Ended December 31, 2019
Operating cash flow information:
Cash paid for amounts included in the measurement of lease liabilities	$334,203

Schedule of Operating Remaining Lease Term and Discount Rate
Remaining lease term and discount rate for our operating lease is as follows:	September 30, 2020
Remaining lease term	2 years
Discount rate	8.5%
Remaining lease term and discount rate for our operating lease is as follows:
December 31, 2019
Remaining lease term	2.7 years
Discount rate	8.5%

Schedule of Maturity of Lease Liability

Maturity of our lease liabilities by fiscal year for our operating lease is as follows:

Three months ended December 31, 2020	$87,981
Year ended December 31, 2021	354,561
Year Ended December 31, 2022	271,854
Total	$714,396
Less: Imputed Interest	(74,277)
Present value of our lease liability	$640,119

Maturity of our lease liabilities by fiscal year for our operating lease is as follows:

Year ended December 31, 2020	344,229
Year ended December 31, 2021	354,561
Year ended December 31, 2022	271,854
Total	$970,644
Less: Imputed interest	(114,011)
Present value of our lease liability	$856,633